Equity	12 Months Ended
Dec. 31, 2022
Equity
Equity

17	Equity

a) Share capital

As of December 31, 2022, the Company’s share capital was R$ 17 (R$ 17 as of December 31, 2021) represented by 93,722,831 shares comprised by 47,920,068 class A common shares and 45,802,763 class B common shares (93,722,831 shares comprised by 47,920,068 class A common shares and 45,802,763 class B common shares as of December 31, 2020). As of December 31, 2022 and 2021, the Company’s authorized capital was US$ 50 thousand.

b) Dividends

In the year ended December 31, 2022 CCSI and IESVAP approved the payment of dividends of R$66,828, which R$47,092 was distributed to Afya and R$19,736 to non-controlling shareholders.

c) Buy-back program

On December 23, 2020, the Company announced that its Board of Directors approved a share buy-back program. Afya may repurchase up to 1,015,844 of its outstanding Class A common shares in the open market, based on prevailing market prices, over a period beginning on December 24, 2020 continuing until the earlier of the completion of the repurchase or December 31, 2021, depending upon market conditions. The Company completed the acquisition of the approved shares repurchase under this buy-back program.

On October 27, 2021, the Company’s board of directors approved a new share repurchase program. Afya may repurchase up to 1,383,108 of its outstanding Class A common shares in the open market, based on prevailing market prices, beginning on October 28, 2021, until the earlier of the completion of the repurchase or December 31, 2022, depending upon market conditions. The Company completed the acquisition of the approved shares repurchase under this buy-back program.

On January 27, 2022, the Company’s board of directors approved a new share repurchase program. Afya may repurchase up to 1,874,457 of its outstanding Class A common shares in the open market, based on prevailing market prices, beginning on January 27, 2022, until the earlier of the completion of the repurchase or December 31, 2022, depending upon market conditions. The Company completed the acquisition of the approved shares repurchase under this buy-back program.

During the year ended December 31, 2022, the Company’s cash outflow was R$152,317 (R$213,722 during the year ended on December 31, 2021).

The following table illustrates the number and movements in treasury shares during the year ended December 31, 2022 and 2021 (no treasury shares were repurchased in 2020):

	Number of shares	Average price (in Brazilian Reais)
Outstanding at January 1, 2021	-	-
Repurchased	2,142,051	119.99
Transferred from exercise of stock options	(442,669)	124.26
Transferred from shares contribution	(44,455)	111.94
Outstanding at December 31, 2021	1,654,927	92.23

Repurchased	2,131,358	71.46
Outstanding at December 31, 2022	3,786,285	80.54